Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Net Loss Per Share [Abstract]
Schedule of Net Loss Per Share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Net loss	$(5,427,709)	$(3,127,269)	$(14,357,325)	$(8,508,592)
Net loss: Non-controlling interest	(242,244)	(126,865)	(549,190)	(330,675)
Net loss attributable to Heat Biologics, Inc.	$(5,185,465)	$(3,000,404)	$(13,808,135)	$(8,177,917)

Weighted-average number of common shares used in net loss per share attributable to Heat Biologics, Inc.—basic and diluted	8,408,376	6,469,272	7,880,637	6,445,129
Net loss per share attributable to Heat Biologics, Inc.—basic and diluted	$(0.62)	$(0.46)	$(1.75)	$(1.27)

	For the years ended December 31,
	2014	2013
Net loss	$(12,243,211)	$(6,609,864)
Net loss: Non-controlling interest	(454,394)	(198,516)
Beneficial conversion charge	—	(2,300,000)
Preferred Stock Dividend	—	(361,668)
Net loss applicable to common stockholders	$(11,788,817)	$(9,073,016)

Weighted-average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	6,454,866	3,747,357
Net loss per share applicable to common stockholders—basic and diluted	$(1.83)	$(2.42)

Schedule of Potentially Dilutive Securities
	For the Nine Months Ended September 30,
	2015	2014
Outstanding stock options	1,106,895	836,961
Common stock warrants	17,392	17,392
Underwriters warrants	125,000	125,000

	For the years ended December 31,
	2014	2013
Outstanding stock options	1,018,590	633,482
Common stock warrants	142,392	178,159